PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2024 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 98.3%
Asset-Backed Securities 12.0%
Collateralized Loan Obligations
Allegro CLO Ltd. (Cayman Islands), Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.676%(c)	07/15/31	4,483	$4,487,089
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 0.000%)	6.826(c)	10/13/30	2,507	2,500,815
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2016-07A, Class A1R2, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.692(c)	11/27/31	62,023	62,013,041
Series 2018-11A, Class A1L, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.000%)	6.686(c)	07/26/31	8,464	8,464,394

Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.678(c)	10/17/32	50,000	50,102,775
Battalion CLO Ltd. (Cayman Islands), Series 2018-12A, Class A1, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	6.651(c)	05/17/31	12,765	12,780,873
Canyon Capital CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.676(c)	04/15/32	45,000	44,961,016
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2015-04A, Class A1R, 144A, 3 Month SOFR + 1.602% (Cap N/A, Floor 0.000%)	6.919(c)	07/20/32	7,500	7,501,130
CBAM Ltd. (Cayman Islands), Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	6.759(c)	07/20/34	19,500	19,498,073
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month SOFR + 1.242% (Cap N/A, Floor 0.980%)	6.560(c)	04/24/31	16,977	16,997,098
Series 2017-02A, Class AR, 144A, 3 Month SOFR + 1.212% (Cap N/A, Floor 0.950%)	6.529(c)	04/20/30	61,235	61,273,810

Crown City CLO (Cayman Islands), Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)	6.769(c)	07/20/34	60,000	59,916,822
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month SOFR + 1.492% (Cap N/A, Floor 0.000%)	6.808(c)	10/15/29	1,746	1,746,894
Series 2017-06A, Class A1, 144A, 3 Month SOFR + 1.542% (Cap N/A, Floor 1.542%)	6.856(c)	07/15/29	3,534	3,534,240

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

HPS Loan Management Ltd. (Cayman Islands), Series 2016-10A, Class A1RR, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	6.719%(c)	04/20/34	49,000	$49,027,680
Jamestown CLO Ltd. (Cayman Islands), Series 2019-14A, Class A1AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.779(c)	10/20/34	50,000	49,975,000
Madison Park Funding Ltd. (Cayman Islands), Series 2018-30A, Class A, 144A, 3 Month SOFR + 1.012% (Cap N/A, Floor 1.012%)	6.326(c)	04/15/29	8,866	8,866,182
MidOcean Credit CLO (Cayman Islands), Series 2014-03A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.699(c)	04/21/31	21,232	21,259,542
Northwoods Capital Ltd. (Cayman Islands), Series 2017-15A, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.472%)	6.804(c)	06/20/34	40,000	39,972,832
Oaktree CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)	6.689(c)	04/22/30	35,000	35,041,566
Ocean Trails CLO (Cayman Islands), Series 2019-07A, Class AR, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)	6.588(c)	04/17/30	21,526	21,554,898
OZLM Ltd. (Cayman Islands), Series 2015-11A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 0.000%)	6.829(c)	10/30/30	14,411	14,421,197
Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.437% (Cap N/A, Floor 1.175%)	6.761(c)	07/25/31	18,503	18,557,084
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)	6.656(c)	01/26/31	7,739	7,741,793
Series 2013-03RA, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.710(c)	04/18/31	20,644	20,622,967
Series 2014-03RA, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	6.647(c)	10/23/31	40,000	40,027,752
Series 2017-03A, Class A1R, 144A, 3 Month SOFR + 1.242% (Cap N/A, Floor 0.980%)	6.559(c)	10/20/30	15,802	15,808,326
Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.659(c)	01/20/32	60,000	59,985,696

Symphony CLO Ltd. (Cayman Islands), Series 2016-18A, Class A1RR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.677(c)	07/23/33	45,000	45,010,188

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

TCW CLO Ltd. (Cayman Islands), Series 2017-01A, Class A1RR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	6.761%(c)	10/29/34	25,000	$25,027,275
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.739(c)	07/20/34	39,500	39,274,822
Tralee CLO Ltd. (Cayman Islands), Series 2021-07A, Class A1, 144A, 3 Month SOFR + 1.582% (Cap N/A, Floor 1.320%)	6.906(c)	04/25/34	32,000	32,033,290
Trimaran Cavu Ltd., Series 2019-01A, Class A1, 144A, 3 Month SOFR + 1.722% (Cap N/A, Floor 1.460%)	7.039(c)	07/20/32	20,000	20,019,350
Venture CLO Ltd. (Cayman Islands), Series 2016-24A, Class ARR, 144A, 3 Month SOFR + 1.162% (Cap N/A, Floor 0.900%)	6.479(c)	10/20/28	8,003	7,988,201
Voya CLO Ltd. (Cayman Islands),
Series 2019-03A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.658(c)	10/17/32	25,000	25,018,433
Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.731(c)	07/19/34	30,000	29,648,964

Wellfleet CLO Ltd. (Cayman Islands), Series 2018-03A, Class A1A, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 1.250%)	6.829(c)	01/20/32	9,000	8,995,630
Whitebox CLO Ltd. (Cayman Islands), Series 2019-01A, Class ANAR, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)	6.710(c)	07/24/32	30,500	30,513,859
Wind River CLO Ltd. (Cayman Islands), Series 2016-01KRA, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)	6.786(c)	10/15/34	25,000	24,978,770
Zais CLO Ltd. (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month SOFR + 1.552% (Cap N/A, Floor 0.000%)	6.866(c)	04/15/30	11,443	11,452,905

Total Asset-Backed Securities (cost $1,058,408,207)				1,058,602,272
Commercial Mortgage-Backed Securities 1.7%
Benchmark Mortgage Trust, Series 2020-IG03, Class A2, 144A	2.475	09/15/48	64,081	61,799,884
Citigroup Commercial Mortgage Trust, Series 2016-C02, Class A3	2.575	08/10/49	12,367	11,689,887

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Commercial Mortgage Trust, Series 2015-CR22, Class A3	3.207%	03/10/48	11,373	$11,108,319
JPMBB Commercial Mortgage Securities Trust, Series 2016-C01, Class A4	3.311	03/17/49	35,685	34,495,349
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C032, Class ASB	3.514	12/15/49	4,070	3,958,243
Series 2016-C29, Class A3	3.058	05/15/49	9,854	9,461,623

Morgan Stanley Capital I Trust, Series 2015-MS01, Class A3	3.510	05/15/48	6,928	6,740,609
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK01, Class A2	2.399	08/15/49	10,436	9,770,950

Total Commercial Mortgage-Backed Securities (cost $160,104,124)				149,024,864
Corporate Bonds 84.2%
Aerospace & Defense 1.8%
BAE Systems Finance, Inc. (United Kingdom), Gtd. Notes, 144A(a)	7.500	07/01/27	5,463	5,831,684
BAE Systems PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	5.125	03/26/29	7,755	7,782,396
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	22,000	20,601,405
Sr. Unsec’d. Notes	2.700	02/01/27	47,303	43,575,304
Sr. Unsec’d. Notes	5.150	05/01/30	29,890	28,926,101
Sr. Unsec’d. Notes	7.950	08/15/24	1,874	1,885,837

L3Harris Technologies, Inc., Sr. Unsec’d. Notes	5.400	01/15/27	18,300	18,426,296
RTX Corp., Sr. Unsec’d. Notes	6.000	03/15/31	20,000	21,028,667
Spirit AeroSystems, Inc., Sr. Sec’d. Notes(a)	3.850	06/15/26	12,300	11,817,487
				159,875,177
Agriculture 1.9%
BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.259	03/25/28	5,000	4,458,372
Gtd. Notes	3.557	08/15/27	4,524	4,281,334
Gtd. Notes	4.700	04/02/27	28,229	27,773,874
Gtd. Notes	5.834	02/20/31	8,995	9,101,653

BAT International Finance PLC (United Kingdom), Gtd. Notes	1.668	03/25/26	26,865	24,998,425

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Agriculture (cont’d.)

Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	6.125%	07/27/27	12,610	$12,858,069
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	4.875	02/13/26	14,835	14,787,492
Sr. Unsec’d. Notes	4.875	02/15/28	20,529	20,484,817
Sr. Unsec’d. Notes	5.125	02/13/31	11,550	11,477,514
Sr. Unsec’d. Notes	5.250	09/07/28	8,521	8,621,599

Reynolds American, Inc. (United Kingdom), Gtd. Notes	4.450	06/12/25	212	209,200
Viterra Finance BV (Netherlands), Gtd. Notes, 144A	2.000	04/21/26	35,200	32,667,997
				171,720,346
Airlines 0.8%
American Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	01/15/27	1,013	981,961
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A	4.500	10/20/25	14,781	14,614,219
Sr. Sec’d. Notes, 144A	4.750	10/20/28	29,560	28,894,900

Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27	7,215	7,203,215
United Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	10/11/27	3,210	3,109,768
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	12,515	12,102,701
Sr. Sec’d. Notes, 144A	4.625	04/15/29	4,540	4,223,538
				71,130,302
Apparel 0.2%
VF Corp., Sr. Unsec’d. Notes	2.400	04/23/25	20,475	19,714,072
Auto Manufacturers 3.3%
Cummins, Inc., Sr. Unsec’d. Notes	4.900	02/20/29	9,955	10,015,864
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.700	08/10/26	57,895	53,991,084
Sr. Unsec’d. Notes	4.000	11/13/30	2,865	2,559,989
Sr. Unsec’d. Notes	6.950	03/06/26	10,200	10,396,749

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	1.250%	01/08/26	39,885	$37,133,011
Sr. Unsec’d. Notes	1.500	06/10/26	9,390	8,640,981
Sr. Unsec’d. Notes	2.350	02/26/27	5,090	4,698,359
Sr. Unsec’d. Notes	2.400	04/10/28	11,815	10,620,783
Sr. Unsec’d. Notes(a)	2.400	10/15/28	23,040	20,406,462
Sr. Unsec’d. Notes	2.750	06/20/25	13,900	13,436,676
Sr. Unsec’d. Notes	5.400	05/08/27	2,675	2,682,999
Sr. Unsec’d. Notes	5.800	01/07/29	7,285	7,418,463

Hyundai Capital America, Sr. Unsec’d. Notes, 144A	6.100	09/21/28	20,000	20,615,106
Mercedes-Benz Finance North America LLC (Germany), Gtd. Notes, 144A	4.800	03/30/28	10,000	9,950,051
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN	1.125	09/16/24	14,285	13,953,807
Sr. Unsec’d. Notes, 144A, MTN	1.850	09/16/26	15,000	13,572,889

Nissan Motor Co. Ltd. (Japan), Sr. Unsec’d. Notes, 144A	3.522	09/17/25	4,000	3,854,609
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, EMTN	3.800(cc)	10/24/25	10,000	9,799,760
Sr. Unsec’d. Notes, MTN	5.250	09/11/28	9,250	9,413,474
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	5.300	03/22/27	14,260	14,295,404
Gtd. Notes, 144A	6.000	11/16/26	13,275	13,495,723
				290,952,243
Banks 22.8%
Banco Santander SA (Spain), Sr. Non-Preferred Notes	1.849	03/25/26	13,400	12,518,319
Bank of America Corp.,
Jr. Sub. Notes, Series JJ	5.125(ff)	06/20/24(oo)	3,685	3,689,265
Sr. Unsec’d. Notes	1.734(ff)	07/22/27	93,500	86,233,625
Sr. Unsec’d. Notes, MTN	1.197(ff)	10/24/26	21,790	20,400,490
Sr. Unsec’d. Notes, MTN	1.319(ff)	06/19/26	10,040	9,543,173
Sr. Unsec’d. Notes, MTN	2.015(ff)	02/13/26	32,845	31,823,995
Sr. Unsec’d. Notes, MTN(a)	2.087(ff)	06/14/29	32,800	28,984,719
Sr. Unsec’d. Notes, MTN	2.456(ff)	10/22/25	7,420	7,288,370
Sr. Unsec’d. Notes, Series N	1.658(ff)	03/11/27	65,520	61,028,200

Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	4.975(ff)	03/14/30	37,010	37,027,251

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

Bank of Nova Scotia (The) (Canada), Jr. Sub. Notes, Series 2	3.625%(ff)	10/27/81	50,000	$39,250,000
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	5.304(ff)	08/09/26	38,900	38,708,752
Sr. Unsec’d. Notes	5.501(ff)	08/09/28	4,295	4,281,597
Sr. Unsec’d. Notes	5.690(ff)	03/12/30	9,620	9,673,579
Sr. Unsec’d. Notes	5.829(ff)	05/09/27	15,060	15,085,192
Sr. Unsec’d. Notes	6.496(ff)	09/13/27	32,530	33,172,500

BNP Paribas SA (France), Sr. Non-Preferred Notes, 144A	2.159(ff)	09/15/29	6,595	5,750,796
BPCE SA (France),
Sr. Non-Preferred Notes, 144A	2.375	01/14/25	15,075	14,680,481
Sub. Notes, 144A, MTN	4.500	03/15/25	3,640	3,588,603
CaixaBank SA (Spain),
Sr. Non-Preferred Notes, 144A	5.673(ff)	03/15/30	7,230	7,220,696
Sr. Non-Preferred Notes, 144A	6.684(ff)	09/13/27	15,790	16,125,537
Citigroup, Inc.,
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	26,675	26,096,868
Sr. Unsec’d. Notes	1.122(ff)	01/28/27	37,480	34,670,356
Sr. Unsec’d. Notes	1.462(ff)	06/09/27	81,450	74,792,084
Sr. Unsec’d. Notes	3.106(ff)	04/08/26	15,355	14,969,993
Sub. Notes	4.450	09/29/27	8,160	7,935,559

Citizens Financial Group, Inc., Sr. Unsec’d. Notes	5.841(ff)	01/23/30	9,370	9,355,416
Comerica, Inc., Sr. Unsec’d. Notes	5.982(ff)	01/30/30	36,250	35,835,357
Danske Bank A/S (Denmark), Sr. Non-Preferred Notes, 144A	3.244(ff)	12/20/25	2,500	2,443,272
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes	2.311(ff)	11/16/27	3,525	3,219,131
Sr. Non-Preferred Notes	2.552(ff)	01/07/28	4,522	4,147,255
Sr. Non-Preferred Notes, SOFR + 1.219%	6.574(c)	11/16/27	4,625	4,577,152
Sr. Non-Preferred Notes	6.720(ff)	01/18/29	1,915	1,980,520
Sr. Non-Preferred Notes	6.819(ff)	11/20/29	20,510	21,421,473
Sr. Non-Preferred Notes(a)	7.146(ff)	07/13/27	13,200	13,555,472

Fifth Third Bancorp, Sr. Unsec’d. Notes	6.339(ff)	07/27/29	33,640	34,664,873
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	16,130	14,754,302
Sr. Unsec’d. Notes	1.431(ff)	03/09/27	56,555	52,373,837
Sr. Unsec’d. Notes	1.542(ff)	09/10/27	72,845	66,549,278
Sr. Unsec’d. Notes	3.615(ff)	03/15/28	6,630	6,341,817

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Goldman Sachs Group, Inc. (The), (cont’d.)
Sr. Unsec’d. Notes	4.482%(ff)	08/23/28	17,175	$16,801,883
Sr. Unsec’d. Notes, EMTN	4.650	05/31/24	5,000	4,985,930
Sr. Unsec’d. Notes, Series FRN, SOFR + 0.790% (Cap N/A, Floor 0.000%)	6.151(c)	12/09/26	28,200	28,204,071
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	2.013(ff)	09/22/28	5,750	5,134,009
Sr. Unsec’d. Notes	5.210(ff)	08/11/28	900	896,136

Huntington Bancshares, Inc., Sr. Unsec’d. Notes	6.208(ff)	08/21/29	36,040	36,907,663
JPMorgan Chase & Co.,
Jr. Sub. Notes	6.875(ff)	06/01/29(oo)	12,695	13,158,688
Jr. Sub. Notes, Series CC, 3 Month SOFR + 2.842%	8.148(c)	05/01/24(oo)	11,600	11,623,532
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	15,824	15,595,405
Jr. Sub. Notes, Series II	4.000(ff)	04/01/25(oo)	5,225	5,082,800
Sr. Unsec’d. Notes	1.040(ff)	02/04/27	20,000	18,499,922
Sr. Unsec’d. Notes	1.045(ff)	11/19/26	59,970	55,938,595
Sr. Unsec’d. Notes(a)	1.470(ff)	09/22/27	39,288	35,840,850
Sr. Unsec’d. Notes	1.578(ff)	04/22/27	64,714	60,013,169
Sr. Unsec’d. Notes	2.083(ff)	04/22/26	24,675	23,784,319
Sr. Unsec’d. Notes	5.299(ff)	07/24/29	25,000	25,187,464

KeyBank NA, Sub. Notes	6.950	02/01/28	8,600	8,830,229
KeyCorp,
Sr. Unsec’d. Notes, MTN(a)	2.550	10/01/29	5,570	4,710,989
Sr. Unsec’d. Notes, MTN	4.100	04/30/28	9,513	8,943,834
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes	2.438(ff)	02/05/26	12,615	12,259,225
Sr. Unsec’d. Notes	5.985(ff)	08/07/27	9,050	9,130,884
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes(a)	1.538(ff)	07/20/27	45,830	42,200,860
Sr. Unsec’d. Notes(a)	5.242(ff)	04/19/29	11,435	11,525,851

Mizuho Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	1.554(ff)	07/09/27	24,455	22,467,376
Morgan Stanley,
Sr. Unsec’d. Notes	0.985(ff)	12/10/26	50,880	47,144,525
Sr. Unsec’d. Notes	1.593(ff)	05/04/27	33,720	31,187,274
Sr. Unsec’d. Notes	5.449(ff)	07/20/29	17,800	17,953,223
Sr. Unsec’d. Notes	6.296(ff)	10/18/28	14,900	15,419,698
Sr. Unsec’d. Notes, GMTN	1.512(ff)	07/20/27	32,690	29,999,797
Sr. Unsec’d. Notes, MTN(a)	2.475(ff)	01/21/28	29,305	27,259,002
Sr. Unsec’d. Notes, MTN	5.164(ff)	04/20/29	24,090	24,074,764

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

Morgan Stanley Bank NA, Sr. Unsec’d. Notes	4.952%(ff)	01/14/28	13,180	$13,120,368
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	5.582(ff)	06/12/29	13,335	13,498,956
Sr. Unsec’d. Notes	6.615(ff)	10/20/27	27,685	28,496,030

Popular, Inc. (Puerto Rico), Sr. Unsec’d. Notes(a)	7.250	03/13/28	15,795	16,170,131
Societe Generale SA (France),
Gtd. Notes, 144A	2.797(ff)	01/19/28	7,100	6,556,495
Gtd. Notes, 144A, SOFR + 1.050%	6.400(c)	01/21/26	20,190	20,214,771
Sr. Non-Preferred Notes, 144A(a)	5.519(ff)	01/19/28	10,000	9,930,913
Sr. Non-Preferred Notes, 144A(a)	5.634(ff)	01/19/30	6,000	5,978,320

State Street Corp., Jr. Sub. Notes, Series I	6.700(ff)	03/15/29(oo)	11,680	11,894,985
Sumitomo Mitsui Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	1.902	09/17/28	18,905	16,569,306
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	4.873(ff)	01/26/29	33,415	32,834,609
Sr. Unsec’d. Notes, MTN	5.435(ff)	01/24/30	10,955	10,936,327
Sr. Unsec’d. Notes, MTN(a)	6.047(ff)	06/08/27	33,630	34,080,499
Sr. Unsec’d. Notes, MTN	7.161(ff)	10/30/29	2,030	2,165,622

U.S. Bancorp, Sr. Unsec’d. Notes	5.775(ff)	06/12/29	28,455	28,955,240
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	1.305(ff)	02/02/27	12,675	11,709,534
Sr. Unsec’d. Notes, 144A	1.494(ff)	08/10/27	16,550	15,055,037
Sr. Unsec’d. Notes, 144A	2.193(ff)	06/05/26	3,250	3,109,657
Sr. Unsec’d. Notes, 144A	9.016(ff)	11/15/33	11,040	13,358,400
UniCredit SpA (Italy),
Sr. Non-Preferred Notes, 144A	2.569(ff)	09/22/26	6,745	6,421,042
Sr. Preferred Notes, 144A	1.982(ff)	06/03/27	17,600	16,231,303
Sr. Preferred Notes, 144A, MTN(a)	4.625	04/12/27	2,250	2,190,864
Wells Fargo & Co.,
Sr. Unsec’d. Notes	6.303(ff)	10/23/29	15,865	16,527,938
Sr. Unsec’d. Notes, MTN	3.196(ff)	06/17/27	12,330	11,773,853
Sr. Unsec’d. Notes, MTN(a)	5.198(ff)	01/23/30	54,840	54,744,030
Sr. Unsec’d. Notes, MTN	5.574(ff)	07/25/29	25,945	26,242,190
				2,015,287,542

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Beverages 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes, 144A	3.650%	02/01/26	4,322	$4,223,461
Bacardi Ltd. (Bermuda),
Gtd. Notes, 144A	2.750	07/15/26	25,340	23,843,607
Gtd. Notes, 144A	4.450	05/15/25	18,070	17,786,462

JDE Peet’s NV (Netherlands), Gtd. Notes, 144A	1.375	01/15/27	4,894	4,423,201
				50,276,731
Biotechnology 0.1%
Amgen, Inc., Sr. Unsec’d. Notes	5.150	03/02/28	6,515	6,560,114
Illumina, Inc., Sr. Unsec’d. Notes	5.800	12/12/25	5,250	5,260,953
				11,821,067
Building Materials 0.4%
Lennox International, Inc., Gtd. Notes	5.500	09/15/28	14,760	14,961,551
Macmillan Bloedel Pembroke LP (Canada), Sr. Unsec’d. Notes	7.700	02/15/26	3,000	3,117,237
Owens Corning, Sr. Unsec’d. Notes	3.400	08/15/26	18,329	17,580,708
				35,659,496
Chemicals 1.2%
CF Industries, Inc., Gtd. Notes, 144A	4.500	12/01/26	32,200	31,427,517
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, Sr. Unsec’d. Notes, 144A	3.400	12/01/26	19,417	18,624,460
EIDP, Inc., Sr. Unsec’d. Notes(a)	4.500	05/15/26	14,490	14,333,844
FMC Corp.,
Sr. Unsec’d. Notes	3.200	10/01/26	3,728	3,523,639
Sr. Unsec’d. Notes(a)	5.150	05/18/26	12,810	12,742,975

LYB Finance Co. BV (Netherlands), Gtd. Notes, 144A	8.100	03/15/27	1,008	1,070,129

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)

LYB International Finance III LLC, Gtd. Notes(a)	1.250%	10/01/25	10,904	$10,242,658
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes(a)	4.900	03/27/28	15,675	15,556,350
				107,521,572
Commercial Services 1.4%
Ashtead Capital, Inc. (United Kingdom),
Gtd. Notes, 144A	1.500	08/12/26	20,725	18,887,846
Gtd. Notes, 144A	4.375	08/15/27	11,380	10,931,828

Equifax, Inc., Sr. Unsec’d. Notes	2.600	12/15/25	10,900	10,405,932
ERAC USA Finance LLC,
Gtd. Notes, 144A	3.300	12/01/26	9,230	8,794,446
Gtd. Notes, 144A	3.800	11/01/25	19,523	19,031,374
Gtd. Notes, 144A	4.600	05/01/28	29,140	28,772,909

Global Payments, Inc., Sr. Unsec’d. Notes	2.650	02/15/25	16,290	15,868,614
Verisk Analytics, Inc., Sr. Unsec’d. Notes	4.000	06/15/25	16,325	16,033,495
				128,726,444
Computers 1.0%
Genpact Luxembourg Sarl, Gtd. Notes	3.375	12/01/24	23,654	23,228,436
Genpact Luxembourg Sarl/Genpact USA, Inc., Gtd. Notes	1.750	04/10/26	18,395	17,063,340
International Business Machines Corp., Sr. Unsec’d. Notes	1.700	05/15/27	7,500	6,807,677
Leidos, Inc., Gtd. Notes	3.625	05/15/25	30,205	29,533,473
NetApp, Inc., Sr. Unsec’d. Notes	1.875	06/22/25	10,742	10,275,458
Teledyne FLIR LLC, Sr. Unsec’d. Notes(a)	2.500	08/01/30	2,381	2,023,769
				88,932,153

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Distribution/Wholesale 0.2%
Ferguson Finance PLC, Sr. Unsec’d. Notes, 144A	4.250%	04/20/27	12,105	$11,761,001
LKQ Corp., Gtd. Notes	5.750	06/15/28	4,050	4,122,030
				15,883,031
Diversified Financial Services 2.6%
American Express Co., Jr. Sub. Notes	3.550(ff)	09/15/26(oo)	16,080	14,863,571
Ameriprise Financial, Inc., Sr. Unsec’d. Notes	5.700	12/15/28	10,000	10,313,367
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A(a)	4.500	04/14/27	30,625	29,228,549
Sr. Unsec’d. Notes, 144A	4.875	05/01/24	21,945	21,917,894
Capital One Financial Corp.,
Sr. Unsec’d. Notes	6.312(ff)	06/08/29	19,800	20,347,459
Sr. Unsec’d. Notes	7.624(ff)	10/30/31	7,105	7,848,093

Citigroup Global Markets Holdings, Inc., Gtd. Notes, GMTN	4.650	06/12/24	3,870	3,854,835
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	5.875	07/21/28	16,570	16,886,612
LPL Holdings, Inc., Gtd. Notes	6.750	11/17/28	15,910	16,664,531
Lseg US Fin Corp. (United Kingdom), Gtd. Notes, 144A	4.875	03/28/27	5,340	5,320,834
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes	1.653	07/14/26	16,975	15,590,594
Sr. Unsec’d. Notes(a)	2.172	07/14/28	6,100	5,361,475
Sr. Unsec’d. Notes	2.329	01/22/27	39,725	36,547,759

Western Union Co. (The), Sr. Unsec’d. Notes	1.350	03/15/26	25,065	23,199,933
				227,945,506
Electric 9.3%
Algonquin Power & Utilities Corp. (Canada), Sr. Unsec’d. Notes	5.365	06/15/26	10,345	10,290,244
Alliant Energy Finance LLC, Gtd. Notes, 144A	1.400	03/15/26	18,650	17,017,580
Ameren Corp., Sr. Unsec’d. Notes	1.750	03/15/28	18,710	16,514,449

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)
American Electric Power Co., Inc., Jr. Sub. Notes	5.699%	08/15/25		14,580	$14,605,991
Arizona Public Service Co., Sr. Unsec’d. Notes	3.350	06/15/24		11,000	10,931,612
Avangrid, Inc.,
Sr. Unsec’d. Notes	3.150	12/01/24		6,018	5,916,743
Sr. Unsec’d. Notes	3.200	04/15/25		14,245	13,886,209

Calpine Corp., Sr. Unsec’d. Notes, 144A(a)	5.125	03/15/28		8,000	7,673,544
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage(a)	5.200	10/01/28		13,640	13,880,240
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes	1.450	06/01/26		24,160	22,324,691
Sr. Unsec’d. Notes	2.950	03/01/30		11,519	10,288,710

Cleveland Electric Illuminating Co. (The), First Mortgage	5.500	08/15/24		5,925	5,912,615
CMS Energy Corp., Sr. Unsec’d. Notes	2.950	02/15/27		2,445	2,288,005
Constellation Energy Generation LLC, Sr. Unsec’d. Notes(a)	5.600	03/01/28		5,798	5,907,880
Dominion Energy, Inc.,
Jr. Sub. Notes	3.071	08/15/24		13,520	13,375,095
Jr. Sub. Notes, Series B	4.650(ff)	12/15/24(oo)		35,129	34,430,540
DTE Energy Co.,
Sr. Unsec’d. Notes	5.100	03/01/29		2,820	2,809,970
Sr. Unsec’d. Notes, Series F	1.050	06/01/25		31,902	30,300,467
Duke Energy Corp.,
Jr. Sub. Notes	3.250(ff)	01/15/82		23,430	20,886,071
Sr. Unsec’d. Notes	3.100	06/15/28	EUR	13,425	14,199,539
Edison International,
Sr. Unsec’d. Notes	4.700	08/15/25		15,000	14,826,869
Sr. Unsec’d. Notes	4.950	04/15/25		23,050	22,854,177
Sr. Unsec’d. Notes	5.250	11/15/28		9,355	9,336,452
Enel Finance International NV (Italy),
Gtd. Notes, 144A	1.375	07/12/26		11,300	10,340,524
Sr. Unsec’d. Notes, 144A(a)	4.250	06/15/25		4,700	4,624,801

Entergy Corp., Sr. Unsec’d. Notes	0.900	09/15/25		32,125	30,131,709
Evergy Metro, Inc., Mortgage	3.650	08/15/25		15,750	15,387,964
Evergy Missouri West, Inc., First Mortgage, 144A	5.150	12/15/27		12,220	12,227,317

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A	5.150%	03/30/26	7,026	$6,964,746
Sr. Unsec’d. Notes, 144A	5.200	04/01/28	22,500	22,530,788

FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	2.866	09/15/28	7,375	6,721,163
Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055	10/04/26	38,000	35,927,731
IPALCO Enterprises, Inc., Sr. Sec’d. Notes	3.700	09/01/24	8,035	8,035,000
MidAmerican Energy Co., First Mortgage	3.100	05/01/27	2,000	1,900,500
National Grid USA, Sr. Unsec’d. Notes	8.000	11/15/30	9,000	10,122,349
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	4.900	02/28/28	24,775	24,695,868
Gtd. Notes	5.749	09/01/25	51,755	51,988,336

NRG Energy, Inc., Sr. Sec’d. Notes, 144A	3.750	06/15/24	9,285	9,231,612
Pacific Gas & Electric Co.,
First Mortgage	3.000	06/15/28	12,000	10,966,894
First Mortgage	5.550	05/15/29	35,380	35,689,714

PacifiCorp, First Mortgage(a)	5.100	02/15/29	13,750	13,853,044
Pinnacle West Capital Corp., Sr. Unsec’d. Notes	1.300	06/15/25	27,312	25,907,365
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes	0.800	08/15/25	16,823	15,811,295
Sr. Unsec’d. Notes	5.200	04/01/29	15,000	15,006,440
Sempra,
Jr. Sub. Notes	4.125(ff)	04/01/52	20,635	19,037,141
Sr. Unsec’d. Notes	5.400	08/01/26	14,285	14,337,069

Southern California Edison Co., First Mortgage	5.300	03/01/28	11,535	11,666,868
Southern Co. (The),
Jr. Sub. Notes	4.475	08/01/24	8,770	8,722,906
Sr. Unsec’d. Notes, Series 21-B	1.750	03/15/28	8,625	7,623,563

System Energy Resources, Inc., First Mortgage	6.000	04/15/28	8,465	8,632,168
Tucson Electric Power Co., Sr. Unsec’d. Notes	3.050	03/15/25	5,897	5,759,269
Virginia Power Fuel Securitization LLC, Sr. Sec’d. Notes	4.877	05/01/33	17,069	17,058,123

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A	3.550%	07/15/24	20,525	$20,362,929
Sr. Sec’d. Notes, 144A	3.700	01/30/27	10,000	9,501,224

Xcel Energy, Inc., Sr. Unsec’d. Notes	1.750	03/15/27	11,540	10,398,633
				821,622,746
Electronics 0.7%
TD SYNNEX Corp., Sr. Unsec’d. Notes	1.250	08/09/24	60,230	59,246,657
Engineering & Construction 0.5%
Jacobs Engineering Group, Inc., Gtd. Notes	6.350	08/18/28	24,090	24,904,501
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875	04/30/28	5,065	4,750,020
Sr. Sec’d. Notes, 144A	4.250	10/31/26	15,125	14,607,423
				44,261,944
Entertainment 0.8%
Warnermedia Holdings, Inc.,
Gtd. Notes	3.638	03/15/25	15,000	14,703,537
Gtd. Notes(a)	3.755	03/15/27	55,850	53,292,391
				67,995,928
Foods 0.8%
Bimbo Bakeries USA, Inc. (Mexico), Gtd. Notes, 144A(a)	6.050	01/15/29	5,125	5,291,973
Campbell Soup Co.,
Sr. Unsec’d. Notes	3.950	03/15/25	4,769	4,697,457
Sr. Unsec’d. Notes	5.200	03/21/29	20,000	20,100,146

JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., Gtd. Notes	3.000	02/02/29	18,510	16,387,499
Kraft Heinz Foods Co., Gtd. Notes	3.000	06/01/26	11,781	11,276,121
Smithfield Foods, Inc.,
Gtd. Notes, 144A	4.250	02/01/27	4,750	4,564,791
Sr. Unsec’d. Notes, 144A	5.200	04/01/29	1,750	1,682,703

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods (cont’d.)

Tyson Foods, Inc., Sr. Unsec’d. Notes	5.400%	03/15/29	9,450	$9,539,143
				73,539,833
Forest Products & Paper 0.3%
Georgia-Pacific LLC, Sr. Unsec’d. Notes, 144A	1.750	09/30/25	23,870	22,662,798
Smurfit Kappa Treasury Funding DAC (Ireland), Gtd. Notes	7.500	11/20/25	3,902	3,998,217
				26,661,015
Gas 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25	16,559	16,571,556
Sr. Unsec’d. Notes	5.875	08/20/26	4,950	4,940,927

Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.500	06/01/29	1,360	1,266,625
				22,779,108
Hand/Machine Tools 0.1%
Regal Rexnord Corp., Gtd. Notes, 144A	6.050	02/15/26	5,975	6,010,846
Healthcare-Products 0.5%
Solventum Corp.,
Gtd. Notes, 144A	5.400	03/01/29	16,735	16,774,408
Gtd. Notes, 144A	5.450	02/25/27	17,580	17,639,730

Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	5.000	01/31/29	12,775	12,893,764
				47,307,902
Healthcare-Services 2.6%
Advocate Health & Hospitals Corp., Unsec’d. Notes, Series 2020	2.211	06/15/30	1,702	1,455,122
Bon Secours Mercy Health, Inc., Sec’d. Notes	1.350	06/01/25	2,775	2,637,979
Cedars-Sinai Health System, Sec’d. Notes, Series 2021	2.288	08/15/31	5,821	4,881,037

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Centene Corp.,
Sr. Unsec’d. Notes	2.450%	07/15/28	10,000	$8,873,756
Sr. Unsec’d. Notes(a)	3.375	02/15/30	20,988	18,603,024

CommonSpirit Health, Sr. Sec’d. Notes	5.205	12/01/31	24,265	24,287,185
Health Care Service Corp. A Mutual Legal Reserve Co., Sr. Unsec’d. Notes, 144A	1.500	06/01/25	5,370	5,126,272
IQVIA, Inc.,
Sr. Sec’d. Notes	5.700	05/15/28	19,795	20,087,072
Sr. Sec’d. Notes	6.250	02/01/29	17,415	18,085,709

Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.300	12/01/24	15,525	15,176,733
PeaceHealth Obligated Group, Sr. Unsec’d. Notes, Series 2020	1.375	11/15/25	4,585	4,277,888
Roche Holdings, Inc., Gtd. Notes, 144A(a)	5.338	11/13/28	17,550	17,934,645
Sutter Health, Unsec’d. Notes, Series 20A	1.321	08/15/25	11,250	10,641,826
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	4.250	01/15/29	65,510	64,212,611
Sr. Unsec’d. Notes	4.900	04/15/31	17,150	17,161,205
				233,442,064
Home Builders 0.4%
Meritage Homes Corp.,
Gtd. Notes	5.125	06/06/27	9,987	9,854,659
Gtd. Notes	6.000	06/01/25	1,028	1,027,646
Toll Brothers Finance Corp.,
Gtd. Notes	4.875	11/15/25	10,000	9,889,997
Gtd. Notes	4.875	03/15/27	15,635	15,463,028
				36,235,330
Insurance 1.8%
CNA Financial Corp., Sr. Unsec’d. Notes	3.450	08/15/27	5,155	4,881,587
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes	3.500	04/04/25	18,445	18,056,641
Sr. Unsec’d. Notes	3.650	04/05/27	9,435	9,018,996
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes	3.375	03/03/31	2,452	2,140,849
Sr. Unsec’d. Notes	4.625	04/29/30	21,300	20,197,495

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)

Great-West Lifeco US Finance 2020 LP (Canada), Gtd. Notes, 144A	0.904%	08/12/25	17,200	$16,205,212
Principal Life Global Funding II,
Sec’d. Notes, 144A, MTN(a)	5.500	06/28/28	19,750	19,849,069
Sr. Sec’d. Notes, 144A	0.875	01/12/26	22,970	21,207,372
Sr. Sec’d. Notes, 144A	3.000	04/18/26	6,001	5,733,535
Protective Life Global Funding,
Sec’d. Notes, 144A	5.209	04/14/26	29,250	29,278,200
Sec’d. Notes, 144A	5.467	12/08/28	6,005	6,113,927

Unum Group, Sr. Unsec’d. Notes	7.250	03/15/28	4,171	4,387,948
				157,070,831
Internet 0.2%
Expedia Group, Inc., Gtd. Notes	4.625	08/01/27	14,500	14,229,753
Iron/Steel 0.1%
Reliance, Inc., Sr. Unsec’d. Notes	1.300	08/15/25	9,130	8,639,539
Lodging 0.8%
Genting New York LLC/GENNY Capital, Inc., Sr. Unsec’d. Notes, 144A	3.300	02/15/26	1,750	1,636,832
Hyatt Hotels Corp., Sr. Unsec’d. Notes	5.750	01/30/27	9,180	9,331,417
Las Vegas Sands Corp., Sr. Unsec’d. Notes(a)	3.200	08/08/24	19,205	18,985,194
Marriott International, Inc.,
Sr. Unsec’d. Notes	4.875	05/15/29	1,193	1,181,408
Sr. Unsec’d. Notes	5.550	10/15/28	33,640	34,369,154
Sr. Unsec’d. Notes, Series EE	5.750	05/01/25	4,344	4,355,655
				69,859,660
Machinery-Construction & Mining 0.3%
Weir Group PLC (The) (United Kingdom), Sr. Unsec’d. Notes, 144A	2.200	05/13/26	28,970	26,789,477

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Machinery-Diversified 1.0%
AGCO Corp., Gtd. Notes	5.450%	03/21/27	4,455	$4,475,733
CNH Industrial Capital LLC,
Gtd. Notes	3.950	05/23/25	1,564	1,535,986
Gtd. Notes	4.550	04/10/28	11,795	11,557,246
Gtd. Notes	5.100	04/20/29	10,500	10,472,849
Gtd. Notes	5.500	01/12/29	17,980	18,244,680

Ingersoll Rand, Inc., Sr. Unsec’d. Notes	5.400	08/14/28	3,585	3,637,277
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes	3.200	06/15/25	4,000	3,884,991
Gtd. Notes	3.450	11/15/26	25,396	24,280,624
Gtd. Notes	4.700	09/15/28	8,770	8,634,106
				86,723,492
Media 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes(a)	2.250	01/15/29	24,025	20,443,188
Sr. Sec’d. Notes(a)	4.908	07/23/25	42,252	41,751,434

Comcast Corp., Gtd. Notes(a)	4.550	01/15/29	22,875	22,711,012
Cox Communications, Inc.,
Gtd. Notes, 144A	5.450	09/15/28	13,235	13,406,975
Sr. Unsec’d. Notes, 144A	3.350	09/15/26	13,683	13,094,925
Sr. Unsec’d. Notes, 144A(a)	3.500	08/15/27	520	493,909
Sr. Unsec’d. Notes, 144A	3.850	02/01/25	3,500	3,445,361

Warner Media LLC, Gtd. Notes(a)	2.950	07/15/26	5,000	4,655,951
				120,002,755
Mining 1.3%
Freeport Indonesia PT (Indonesia), Sr. Unsec’d. Notes, 144A, MTN	4.763	04/14/27	23,245	22,675,497
Freeport Minerals Corp., Gtd. Notes	9.500	06/01/31	5,000	5,988,166
Freeport-McMoRan, Inc.,
Gtd. Notes	4.125	03/01/28	4,700	4,495,408
Gtd. Notes	4.375	08/01/28	40,964	39,455,657

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining (cont’d.)

Newmont Corp./Newcrest Finance Pty Ltd., Gtd. Notes, 144A	3.250%	05/13/30	32,020	$28,942,063
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	7.125	07/15/28	12,837	13,963,669
Yamana Gold, Inc. (Canada), Gtd. Notes	4.625	12/15/27	1,925	1,838,115
				117,358,575
Miscellaneous Manufacturing 0.5%
Hillenbrand, Inc., Gtd. Notes	5.000	09/15/26	16,150	15,862,076
Teledyne Technologies, Inc., Gtd. Notes	2.250	04/01/28	31,611	28,443,814
				44,305,890
Office/Business Equipment 0.6%
CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670	12/01/26	29,790	27,726,893
Gtd. Notes(a)	3.276	12/01/28	9,800	8,939,965
Gtd. Notes	4.125	05/01/25	2,483	2,439,702
Gtd. Notes	5.500	12/01/24	10,852	10,814,352
				49,920,912
Oil & Gas 3.5%
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A	2.000	07/15/26	19,439	17,942,582
Sr. Unsec’d. Notes, 144A(a)	2.875	01/15/26	4,067	3,842,407
Sr. Unsec’d. Notes, 144A	5.600	06/13/28	6,735	6,831,915
Burlington Resources LLC,
Gtd. Notes	7.200	08/15/31	6,900	7,831,430
Gtd. Notes	7.400	12/01/31	16,379	18,804,721
Continental Resources, Inc.,
Gtd. Notes	3.800	06/01/24	29,715	29,615,107
Gtd. Notes, 144A	2.268	11/15/26	5,875	5,412,097

Devon Energy Corp., Sr. Unsec’d. Notes	5.250	10/15/27	22,365	22,392,276
Diamondback Energy, Inc., Gtd. Notes	3.250	12/01/26	7,050	6,757,163
Hess Corp.,
Sr. Unsec’d. Notes	4.300	04/01/27	44,486	43,610,777

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Hess Corp., (cont’d.)
Sr. Unsec’d. Notes	7.300%	08/15/31	12,250	$13,868,799

Marathon Petroleum Corp., Sr. Unsec’d. Notes	3.800	04/01/28	7,265	6,970,204
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes(a)	3.200	08/15/26	6,726	6,373,911
Sr. Unsec’d. Notes	7.500	10/15/26	5,228	5,393,090

Ovintiv, Inc., Gtd. Notes	5.650	05/15/25	19,480	19,485,081
Phillips 66 Co.,
Gtd. Notes	2.450	12/15/24	9,860	9,644,625
Gtd. Notes	3.750	03/01/28	12,095	11,559,247
Gtd. Notes	4.950	12/01/27	10,835	10,838,900
Pioneer Natural Resources Co.,
Gtd. Notes	7.200	01/15/28	6,176	6,596,430
Sr. Unsec’d. Notes	5.100	03/29/26	8,225	8,216,122

Valero Energy Corp., Sr. Unsec’d. Notes	2.150	09/15/27	8,120	7,402,463
Var Energi ASA (Norway), Sr. Unsec’d. Notes, 144A	7.500	01/15/28	38,250	40,480,384
				309,869,731
Packaging & Containers 2.1%
Berry Global, Inc.,
Sr. Sec’d. Notes	1.570	01/15/26	35,497	33,233,016
Sr. Sec’d. Notes	5.500	04/15/28	10,920	11,004,398

Graphic Packaging International LLC, Sr. Sec’d. Notes, 144A	0.821	04/15/24	52,445	52,321,408
Sealed Air Corp.,
Gtd. Notes, 144A	5.500	09/15/25	38,203	38,072,483
Sr. Sec’d. Notes, 144A	1.573	10/15/26	12,875	11,633,658

Silgan Holdings, Inc., Sr. Sec’d. Notes, 144A	1.400	04/01/26	11,575	10,602,564
Smurfit Kappa Treasury ULC (Ireland), Gtd. Notes, 144A	5.200	01/15/30	19,500	19,467,111
WRKCo, Inc.,
Gtd. Notes	3.375	09/15/27	4,950	4,694,813
Gtd. Notes	3.750	03/15/25	5,190	5,101,556
				186,131,007

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals 3.2%
AbbVie, Inc., Sr. Unsec’d. Notes	4.800%	03/15/29	44,730	$44,825,581
Allergan Funding SCS, Gtd. Notes	3.800	03/15/25	13,136	12,791,011
Bayer US Finance II LLC (Germany), Gtd. Notes, 144A	4.375	12/15/28	35,986	33,849,277
Bayer US Finance LLC (Germany),
Gtd. Notes, 144A	6.125	11/21/26	12,150	12,254,954
Gtd. Notes, 144A(a)	6.250	01/21/29	9,300	9,456,107

Bristol-Myers Squibb Co., Sr. Unsec’d. Notes	5.100	02/22/31	10,000	10,093,556
Cigna Group (The),
Gtd. Notes	3.400	03/01/27	28,034	26,862,470
Sr. Unsec’d. Notes	5.000	05/15/29	33,000	33,029,547
CVS Health Corp.,
Sr. Unsec’d. Notes	5.000	12/01/24	22,966	22,832,666
Sr. Unsec’d. Notes	5.000	01/30/29	2,185	2,188,043
Sr. Unsec’d. Notes	6.250	06/01/27	1,000	1,041,282

McKesson Corp., Sr. Unsec’d. Notes	4.900	07/15/28	29,678	29,796,469
Utah Acquisition Sub, Inc., Gtd. Notes	3.950	06/15/26	25,775	24,902,198
Viatris, Inc., Gtd. Notes	2.300	06/22/27	20,460	18,586,343
				282,509,504
Pipelines 4.2%
Columbia Pipelines Operating Co. LLC, Sr. Unsec’d. Notes, 144A	5.927	08/15/30	5,650	5,792,024
Eastern Energy Gas Holdings LLC, Sr. Unsec’d. Notes, Series A	2.500	11/15/24	10,000	9,810,729
Enbridge, Inc. (Canada), Gtd. Notes(a)	6.000	11/15/28	16,420	17,138,905
Energy Transfer LP,
Gtd. Notes, 144A	6.000	02/01/29	40,000	40,359,880
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	12,892	12,631,136
Sr. Unsec’d. Notes	4.050	03/15/25	2,092	2,061,780
Sr. Unsec’d. Notes	4.950	06/15/28	10,179	10,090,394
Sr. Unsec’d. Notes(a)	5.550	02/15/28	2,559	2,594,082
Sr. Unsec’d. Notes	6.100	12/01/28	7,305	7,577,656

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Enterprise Products Operating LLC,
Gtd. Notes, 3 Month SOFR + 3.039%	8.380%(c)	06/01/67	22,233	$21,757,857
Gtd. Notes, Series D, 3 Month SOFR + 3.248%	8.573(c)	08/16/77	5,970	5,948,224

Kinder Morgan, Inc., Gtd. Notes	1.750	11/15/26	9,165	8,414,551
Midwest Connector Capital Co. LLC, Gtd. Notes, 144A	3.900	04/01/24	5,090	5,090,000
MPLX LP,
Sr. Unsec’d. Notes	1.750	03/01/26	13,761	12,869,500
Sr. Unsec’d. Notes	4.125	03/01/27	6,570	6,404,006
Sr. Unsec’d. Notes	4.250	12/01/27	5,034	4,894,427
Sr. Unsec’d. Notes	4.875	06/01/25	17,529	17,385,744

ONEOK Partners LP, Gtd. Notes	4.900	03/15/25	3,567	3,541,492
ONEOK, Inc.,
Gtd. Notes	4.550	07/15/28	6,000	5,888,194
Gtd. Notes	5.550	11/01/26	11,145	11,253,127
Gtd. Notes	5.650	11/01/28	9,015	9,223,993
Gtd. Notes	5.850	01/15/26	7,610	7,679,903
Sr. Unsec’d. Notes	5.000	03/01/26	6,000	5,967,675
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	3.600	11/01/24	5,000	4,934,547
Sr. Unsec’d. Notes	4.650	10/15/25	16,430	16,214,631

Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	3.600	05/15/25	12,970	12,659,862
Targa Resources Corp.,
Gtd. Notes	5.200	07/01/27	5,796	5,785,922
Gtd. Notes	6.150	03/01/29	13,097	13,655,993

Tennessee Gas Pipeline Co. LLC, Gtd. Notes	7.000	03/15/27	3,575	3,752,091
Western Midstream Operating LP,
Sr. Unsec’d. Notes	3.950	06/01/25	4,536	4,445,240
Sr. Unsec’d. Notes	4.500	03/01/28	11,230	10,841,040
Sr. Unsec’d. Notes	4.650	07/01/26	3,000	2,941,253
Sr. Unsec’d. Notes	4.750	08/15/28	2,653	2,574,529
Sr. Unsec’d. Notes	6.350	01/15/29	11,540	11,960,674

Williams Cos., Inc. (The), Sr. Unsec’d. Notes	5.400	03/02/26	43,745	43,886,202
				368,027,263

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate 0.2%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A	2.500%	10/15/31	4,496	$3,616,957
Sr. Unsec’d. Notes, 144A	3.875	03/20/27	14,558	13,769,568
Sr. Unsec’d. Notes, 144A	4.125	02/01/29	495	462,392
				17,848,917
Real Estate Investment Trusts (REITs) 4.0%
American Tower Corp.,
Sr. Unsec’d. Notes	3.950	03/15/29	5,100	4,820,644
Sr. Unsec’d. Notes	5.800	11/15/28	8,025	8,221,277

Brandywine Operating Partnership LP, Gtd. Notes	4.100	10/01/24	10,850	10,733,749
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	2.250	04/01/28	26,313	23,380,982
COPT Defense Properties LP, Gtd. Notes(a)	2.250	03/15/26	6,860	6,452,599
Crown Castle, Inc.,
Sr. Unsec’d. Notes	1.350	07/15/25	8,630	8,195,595
Sr. Unsec’d. Notes	2.250	01/15/31	13,500	11,106,097
Sr. Unsec’d. Notes	5.600	06/01/29	12,495	12,657,324

Essex Portfolio LP, Gtd. Notes	1.700	03/01/28	27,550	24,168,432
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.350	09/01/24	15,603	15,449,953
Gtd. Notes	5.250	06/01/25	28,802	28,635,675
Gtd. Notes(a)	5.375	04/15/26	12,355	12,253,247
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes	3.875	04/01/24	3,700	3,700,000
Sr. Unsec’d. Notes, Series F	4.500	02/01/26	4,000	3,916,983

Invitation Homes Operating Partnership LP, Gtd. Notes	2.300	11/15/28	11,657	10,317,423
Kimco Realty OP LLC, Gtd. Notes	1.900	03/01/28	35,310	31,226,605
Prologis LP, Sr. Unsec’d. Notes	4.875	06/15/28	21,690	21,726,906
Realty Income Corp.,
Gtd. Notes	3.400	01/15/30	4,500	4,104,581
Sr. Unsec’d. Notes	2.100	03/15/28	14,165	12,688,421
Sr. Unsec’d. Notes	2.200	06/15/28	11,225	10,030,273
Sr. Unsec’d. Notes	3.400	01/15/28	19,483	18,389,325

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Realty Income Corp., (cont’d.)
Sr. Unsec’d. Notes	4.450%	09/15/26	11,000	$10,772,021
Sr. Unsec’d. Notes	4.700	12/15/28	9,985	9,838,341

Sabra Health Care LP, Gtd. Notes(a)	5.125	08/15/26	8,950	8,875,883
Sun Communities Operating LP,
Gtd. Notes	2.300	11/01/28	7,705	6,733,731
Gtd. Notes	5.500	01/15/29	15,737	15,710,736
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.500	09/01/26	2,924	2,832,241
Gtd. Notes, 144A(a)	5.750	02/01/27	18,200	18,185,769

WP Carey, Inc., Sr. Unsec’d. Notes	4.250	10/01/26	2,261	2,211,874
				357,336,687
Retail 0.6%
Alimentation Couche-Tard, Inc. (Canada), Gtd. Notes, 144A	3.550	07/26/27	28,202	26,890,164
Dollar Tree, Inc., Sr. Unsec’d. Notes	4.000	05/15/25	14,425	14,186,040
Genuine Parts Co., Sr. Unsec’d. Notes	6.500	11/01/28	10,380	10,972,200
				52,048,404
Semiconductors 0.2%
Marvell Technology, Inc., Sr. Unsec’d. Notes	5.750	02/15/29	8,385	8,589,887
Skyworks Solutions, Inc., Sr. Unsec’d. Notes(a)	1.800	06/01/26	7,000	6,496,428
				15,086,315
Software 0.8%
Activision Blizzard, Inc., Sr. Unsec’d. Notes	3.400	06/15/27	4,600	4,391,895
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes	1.150	03/01/26	10,190	9,432,558
Sr. Unsec’d. Notes	1.650	03/01/28	4,285	3,778,366
Fiserv, Inc.,
Sr. Unsec’d. Notes	5.375	08/21/28	5,398	5,452,553
Sr. Unsec’d. Notes	5.450	03/02/28	16,320	16,527,542

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Software (cont’d.)

Infor, Inc., Sr. Unsec’d. Notes, 144A	1.750%	07/15/25	6,934	$6,562,440
Oracle Corp., Sr. Unsec’d. Notes	6.150	11/09/29	9,000	9,489,250
Roper Technologies, Inc., Sr. Unsec’d. Notes	1.000	09/15/25	10,570	9,941,177
Workday, Inc., Sr. Unsec’d. Notes	3.500	04/01/27	5,000	4,787,398
				70,363,179
Telecommunications 2.3%
AT&T, Inc.,
Sr. Unsec’d. Notes	1.700	03/25/26	36,550	34,172,182
Sr. Unsec’d. Notes	2.300	06/01/27	35,000	32,260,106

Motorola Solutions, Inc., Sr. Unsec’d. Notes	4.000	09/01/24	744	737,423
NBN Co. Ltd. (Australia), Sr. Unsec’d. Notes, 144A, MTN	5.750	10/06/28	13,735	14,172,193
NTT Finance Corp. (Japan), Gtd. Notes, 144A(a)	1.162	04/03/26	7,635	7,060,482
Sprint LLC, Gtd. Notes	7.625	03/01/26	1,905	1,967,222
T-Mobile USA, Inc.,
Gtd. Notes	2.050	02/15/28	6,765	6,061,006
Gtd. Notes	3.750	04/15/27	44,311	42,668,768
Gtd. Notes	4.850	01/15/29	16,010	15,899,652
Verizon Communications, Inc.,
Sr. Unsec’d. Notes(a)	2.100	03/22/28	50,608	45,580,126
Sr. Unsec’d. Notes	4.329	09/21/28	7,307	7,146,593
				207,725,753
Transportation 0.1%
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	4.625	06/01/25	9,455	9,359,166

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Trucking & Leasing 0.4%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	1.200%	11/15/25	10,930	$10,195,607
Sr. Unsec’d. Notes, 144A	1.700	06/15/26	25,675	23,676,893
				33,872,500

Total Corporate Bonds (cost $7,672,275,345)				7,439,628,365
Municipal Bond 0.2%
Texas
Texas Natural Gas Securitization Fin. Corp. Rev., Taxable, Revenue Bonds, Series 2023-01, Class A1 (cost $22,840,797)(a)	5.102	04/01/35	22,740	22,947,881
U.S. Treasury Obligations(k) 0.2%
U.S. Treasury Notes	1.250	03/31/28	3,545	3,150,342
U.S. Treasury Notes	1.750	12/31/24	295	287,671
U.S. Treasury Notes(h)	1.750	01/31/29	13,945	12,439,376

Total U.S. Treasury Obligations (cost $17,782,576)				15,877,389

	Shares
Preferred Stock 0.0%
Banks
Citigroup Capital XIII, 11.949%(c), 3 Month SOFR + 6.632%, Maturing 10/30/40 (cost $3,342,000)	132,000	3,890,040

Total Long-Term Investments (cost $8,934,753,049)		8,689,970,811

Short-Term Investments 1.7%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 5.552%)(wb)	40,298,393	40,298,393

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2024 (unaudited) (continued)
Description	Shares	Value
Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (7-day effective yield 5.664%) (cost $108,231,847; includes $107,556,276 of cash collateral for securities on loan)(b)(wb)	108,360,710	$108,306,530

Total Short-Term Investments (cost $148,530,240)		148,604,923

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $9,083,283,289)		8,838,575,734
Liabilities in excess of other assets(z) (0.0)%		(1,305,321)

Net Assets 100.0%		$8,837,270,413

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR	Euro

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
BNYM	Bank of New York Mellon
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank N.A.
LP	Limited Partnership
MSI	Morgan Stanley & Co International PLC
MTN	Medium Term Note
OTC	Over-the-counter
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SSB	State Street Bank & Trust Company

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $105,574,384; cash collateral of $107,556,276 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2024 (unaudited) (continued)
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at March 31, 2024	Unrealized Appreciation (Depreciation)
CDX.NA.IG.41.V1, 12/20/28	Put	04/17/24	0.63%	CDX.NA.IG.41. V1(Q)	1.00%(Q)	400,000	$24,977	$(615,023)
(cost $640,000)
Options Written:
Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at March 31, 2024	Unrealized Appreciation (Depreciation)
CDX.NA.IG.41.V1, 12/20/28	Call	04/17/24	0.55%	CDX.NA.IG.41. V1(Q)	1.00%(Q)	400,000	$(1,426,648)	$(986,648)
CDX.NA.IG.41.V1, 12/20/28	Put	04/17/24	0.80%	1.00%(Q)	CDX.NA.IG.41. V1(Q)	400,000	(21,039)	178,961
Total Centrally Cleared Swaptions (premiums received $640,000)							$(1,447,687)	$(807,687)

Futures contracts outstanding at March 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,190	2 Year U.S. Treasury Notes	Jun. 2024	$243,336,408	$(399,238)
9,999	5 Year U.S. Treasury Notes	Jun. 2024	1,070,049,284	877,628
18	30 Year U.S. Ultra Treasury Bonds	Jun. 2024	2,322,000	41,996
				520,386
Short Positions:
2,392	10 Year U.S. Treasury Notes	Jun. 2024	265,026,137	(1,046,383)
9	10 Year U.S. Ultra Treasury Notes	Jun. 2024	1,031,484	(9,997)
99	20 Year U.S. Treasury Bonds	Jun. 2024	11,923,313	33,888
				(1,022,492)
				$(502,106)

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2024 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at March 31, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 04/02/24	SSB	EUR	13,063	$14,133,324	$14,096,224	$—	$(37,100)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 04/02/24	BNYM	EUR	13,063	$14,169,705	$14,096,223	$73,482	$—
Expiring 05/02/24	SSB	EUR	13,063	14,150,359	14,112,712	37,647	—
				$28,320,064	$28,208,935	111,129	—
						$111,129	$(37,100)
Credit default swap agreements outstanding at March 31, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2024(4)	Value at Trade Date	Value at March 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Teck Resources Ltd.	06/20/26	5.000%(Q)	40,000	0.483%	$3,187,355	$3,895,426	$708,071

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)			Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Host Hotels & Resorts LP	12/20/25	1.000%(Q)		4,250	$(49,292)		$49,816		$(99,108)		GSI
Imperial Brands Finance PLC	06/20/27	1.000%(Q)	EUR	12,600	(242,658)		157,018		(399,676)		JPM
Marriott International, Inc.	06/20/25	1.000%(Q)		3,500	(36,636)		39,655		(76,291)		MSI
					$(328,586)		$246,489		$(575,075)

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at March 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Ford Motor Co.	12/20/28	5.000%(Q)	20,000	1.337%	$3,097,835	$1,938,984	$1,158,851	MSI
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at March 31, 2024:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
486,564	08/03/25	4.811%(A)	1 Day SOFR(2)(A)/ 5.340%	$—	$(2,376,804)	$(2,376,804)
98,646	08/15/28	1.220%(A)	1 Day SOFR(1)(A)/ 5.340%	290,461	13,650,709	13,360,248
				$290,461	$11,273,905	$10,983,444

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).